Profit from Operations - Other Operating Expenses - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Operating Expenses [Line Items]
Total fees payable	£ 30.1	£ 11.4	£ 12.6
Remuneration of auditor, all other fees	0.2	1.5	2.1
Remuneration of auditor, audit fees	17.8	9.2	9.3
Remuneration of auditor, other audit-related fees	0.5	0.2	0.2
Remuneration of auditor, tax fees	0.2	0.5	1.0
Reynolds American Inc. | Audit Related Assurance Services
Other Operating Expenses [Line Items]
Remuneration of auditor, all other fees	7.7
Reynolds American Inc. | Other Assurance Services
Other Operating Expenses [Line Items]
Remuneration of auditor, all other fees	3.5
KPMG LLP Firms and Associates
Other Operating Expenses [Line Items]
Total fees payable	29.9	11.4	12.0
Remuneration of auditor, all other fees	12.3	2.2	3.3
Remuneration of auditor, audit fees	17.6	9.2	8.7
Research and development costs including employee benefit costs and depreciation	191.0	144.0	148.0
KPMG LLP Firms and Associates | Audit Related Assurance Services
Other Operating Expenses [Line Items]
Remuneration of auditor, all other fees	8.0	0.2	0.2
KPMG LLP Firms and Associates | Other Assurance Services
Other Operating Expenses [Line Items]
Remuneration of auditor, all other fees	4.1	0.1	0.1
KPMG LLP
Other Operating Expenses [Line Items]
Remuneration of auditor, audit fees	£ 29.2	£ 9.2	£ 9.3